Leases	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Leases
9. Leases
The Group has operating leases primarily for office space, with lease terms from within one year to around ten years. Additionally, certain lease agreements with NetEase Group contain variable payments, which are determined based on actual NetEase Group’s spaces occupied by the Group and are expensed as incurred and not included in the operating lease assets and liabilities.
A summary related to operating leases as of December 31, 2023 and 2024 is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets, net	89,022	68,494
Operating lease liabilities - current	38,842	38,113
Operating lease liabilities - non-current	49,337	25,566

Total operating lease liabilities	88,179	63,679

Weighted average remaining lease term	2.9 years	2.2 years
Weighted average discount rate	3.72%	3.41%

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expenses	39,675	45,328	43,347
Short-term lease expenses	1,751	1,312	1,987
Variable lease expenses	28,659	27,371	22,856

Total lease expenses	70,085	74,011	68,190

Cash paid for amounts included in the measurement of operating lease liabilities	39,327	47,364	45,249
Right-of-use assets obtained in exchange for operating lease liabilities	24,574	61,903	36,209
Lease liabilities decrease due to early termination	30,368	8,933	18,515
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2024 is as follows:

As of December 31, 2024
RMB
2025	40,428
2026	18,963
2027	5,385
2028	1,611

Total operating lease liabilities	66,387
Less: interest	(2,708)

Present value of operating lease liabilities	63,679